Prepaid expense and other receivables and other assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expense and other receivables and other assets
8.	Prepaid expense and other receivables and other assets
Prepaid
expenses and other receivables and other assets consist of the following, with current portion presented as prepaid expense and other receivables and non-current
portion presented as other assets:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB

Prepaid expense and other receivables:
VAT refund receivable	27,646	19,648
Rental and other deposits	9,732	7,076
Advances to suppliers	5,517	8,696
Interest receivables (a)	842	2,514
Advances to staff (b)	734	809
Prepayment for share repurchase	1,016	160
Loans to a third party (c)	33,000	30,005
Others	994	173

	79,481	69,081
Less: Allowance for doubtful accounts	(697)	(910)

	78,784	68,171

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Other assets:
Loans to a third party (d)	—	8,759
Advances for procuring long-term assets	419	222

	419	8,981

(a)	This represented accrued interest income on bank deposits.
(b)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
(c)
The amounts represent loans to a third party which are interest-bearing at a fixed interest rate of 3.6% per annum for the year ended December 31, 2023 and at a fixed interest rate of 3.2% per annum for the year ended December 31, 2024.

( d )
The amount represents loans of US$1,200 (equivalent to RMB8,759) to a third party which are unsecured and interest-bearing at a fixed interest rate of
11%
per annum and maturing in 2026. This arrangement is unsecured and does not require any collateral or guarantees.